CONSOLIDATED BALANCE SHEETS (UNAUDITED) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Cash and cash deposits:
Cash and cash equivalents	¥ 2,975,414	¥ 2,354,639
Time deposits	194,827	315,445
Deposits with stock exchanges and other segregated cash	294,180	288,962
Total cash and cash deposits	3,464,421	2,959,046
Loans and receivables:
Loans receivable (including \554,137 million and \601,864 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	2,308,099	2,462,503
Receivables from customers (including \13 million and \8,634 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	600,758	442,343
Receivables from other than customers	677,956	973,867
Allowance for doubtful accounts	(3,964)	(3,514)
Total loans and receivables	3,582,849	3,875,199
Collateralized agreements:
Securities purchased under agreements to resell (including \1,186,096 million and \800,535 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	15,412,852	9,853,898
Securities borrowed	4,509,602	6,383,845
Total collateralized agreements	19,922,454	16,237,743
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \5,486,551 million and \5,350,002 million as of March 31, 2018 and September 30, 2018, respectively; including \7,047 million and \7,984 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	16,084,405	14,962,690
Private equity investments (including \4,416 million and \4,772 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	18,055	17,466
Total trading assets and private equity investments	16,102,460	14,980,156
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \397,834 million and \423,552 million as of March 31, 2018 and September 30, 2018, respectively)	323,938	338,984
Non-trading debt securities	451,875	485,891
Investments in equity securities	150,820	150,760
Investments in and advances to affiliated companies	418,330	408,034
Other (including \176,029 million and \179,039 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	943,192	908,134
Total other assets	2,288,155	2,291,803
Total assets	45,360,339	40,343,947
LIABILITIES AND EQUITY
Short-term borrowings (including \372,188 million and \408,344 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	980,269	743,497
Payables and deposits:
Payables to customers	1,318,876	1,176,773
Payables to other than customers	1,422,757	1,239,540
Deposits received at banks	1,182,640	1,151,342
Total payables and deposits	3,924,273	3,567,655
Collateralized financing:
Securities sold under agreements to repurchase (including \435,905 million and \218,154 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	18,645,764	14,759,010
Securities loaned (including \133,375 million and \136,454 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	1,371,260	1,524,363
Other secured borrowings	420,362	413,621
Total collateralized financing	20,437,386	16,696,994
Trading liabilities	8,600,314	8,202,936
Other liabilities (including \25,482 million and \18,788 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	877,846	950,534
Long-term borrowings (including \2,857,835 million and \3,140,801 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	7,694,241	7,382,507
Total liabilities	42,514,329	37,544,123
Common stock
No par value shares; Authorized-6,000,000,000 shares as of March 31, 2018 and September 30, 2018, Issued-3,643,562,601 shares as of March 31, 2018 and September 30, 2018, Outstanding-3,392,937,486 shares as of March 31, 2018 and 3,382,481,612 shares as of September 30, 2018	594,493	594,493
Additional paid-in capital	681,058	675,280
Retained earnings	1,681,445	1,696,890
Accumulated other comprehensive income	6,373	(59,356)
Total NHI shareholder's equity before treasury stock	2,963,369	2,907,307
Common stock held in treasury, at cost-250,625,115 shares as of March 31, 2018 and 261,080,989 shares as of September 30, 2018	(162,592)	(157,987)
Total NHI shareholders' equity	2,800,777	2,749,320
Noncontrolling interests	45,233	50,504
Total equity	2,846,010	2,799,824
Total liabilities and equity	45,360,339	40,343,947
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	18,000	23,000
Total cash and cash deposits	18,000	23,000
Trading assets and private equity investments:
Private equity investments (including \4,416 million and \4,772 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	1,000	2,000
Total trading assets and private equity investments	1,259,000	1,186,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \397,834 million and \423,552 million as of March 31, 2018 and September 30, 2018, respectively)	15,000	25,000
Other (including \176,029 million and \179,039 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	62,000	66,000
Total other assets	77,000	91,000
Total assets	1,354,000	1,300,000
LIABILITIES AND EQUITY
Short-term borrowings (including \372,188 million and \408,344 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	149,000	124,000
Collateralized financing:
Trading liabilities	21,000	22,000
Other liabilities (including \25,482 million and \18,788 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	2,000	2,000
Long-term borrowings (including \2,857,835 million and \3,140,801 million measured at fair value by applying the fair value option as of March 31, 2018 and September 30, 2018, respectively)	804,000	829,000
Borrowings	953,000	953,000
Total liabilities	¥ 976,000	¥ 977,000